Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000178444
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 10,323	$ 10,466	$ 10,265	$ 10,372	$ 10,253	$ 10,182	$ 9,969	$ 9,898	$ 9,851	$ 10,028	$ 9,910	$ 9,993	$ 10,064	$ 9,695	$ 9,370	$ 9,359	$ 9,533	$ 9,533	$ 9,475	$ 9,510	$ 9,545	$ 9,498	$ 9,359	$ 9,568	$ 9,277	$ 9,514	$ 9,135	$ 9,101	$ 9,536	$ 9,971	$ 9,548	$ 9,927	$ 10,083	$ 10,473	$ 10,625	$ 10,933	$ 11,142	$ 11,252	$ 11,165	$ 11,230	$ 11,315	$ 11,369	$ 11,261	$ 11,202	$ 11,234	$ 11,267	$ 11,233	$ 11,425	$ 11,489	$ 11,434	$ 11,268	$ 11,216	$ 11,134	$ 11,186	$ 10,969	$ 10,795	$ 10,774	$ 10,434	$ 11,027	$ 10,924	$ 10,676	$ 10,732	$ 10,773	$ 10,814	$ 10,922	$ 10,659	$ 10,517	$ 10,298	$ 10,186	$ 10,156	$ 9,952	$ 9,912	$ 9,781	$ 9,717	$ 9,697	$ 9,697	$ 9,752	$ 9,713	$ 9,713	$ 9,691	$ 9,662	$ 9,701	$ 9,631	$ 9,631	$ 9,719	$ 9,756	$ 9,747	$ 9,689	$ 9,741	$ 9,655	$ 9,607	$ 9,646	$ 9,598	$ 9,502	$ 9,579
C000178445
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,034	11,180	10,967	11,080	10,942	10,866	10,653	10,565	10,515	10,691	10,565	10,653	10,728	10,333	9,989	9,977	10,149	10,149	10,087	10,124	10,149	10,100	9,953	10,161	9,867	10,116	9,704	9,668	10,116	10,588	10,128	10,529	10,694	11,107	11,271	11,584	11,805	11,923	11,832	11,889	11,981	12,038	11,913	11,853	11,876	11,910	11,878	12,069	12,137	12,070	11,895	11,840	11,747	11,801	11,562	11,382	11,361	10,991	11,617	11,509	11,249	11,311	11,343	11,385	11,495	11,219	11,059	10,820	10,714	10,672	10,462	10,409	10,272	10,196	10,176	10,176	10,236	10,194	10,184	10,165	10,123	10,165	10,086	10,086	10,177	10,211	10,201	10,131	10,190	10,100	10,050	10,080	10,020	9,930	10,000
C000178446
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,992	11,144	10,918	11,044	10,906	10,831	10,605	10,518	10,480	10,655	10,530	10,605	10,693	10,291	9,948	9,936	10,119	10,107	10,058	10,083	10,119	10,070	9,923	10,132	9,838	10,075	9,675	9,640	10,087	10,558	10,099	10,499	10,664	11,076	11,229	11,554	11,774	11,893	11,791	11,859	11,952	11,997	11,884	11,826	11,849	11,883	11,852	12,043	12,099	12,045	11,871	11,816	11,724	11,778	11,539	11,361	11,339	10,970	11,597	11,489	11,218	11,282	11,324	11,367	11,477	11,190	11,042	10,804	10,688	10,656	10,436	10,405	10,257	10,183	10,162	10,162	10,213	10,171	10,171	10,153	10,112	10,153	10,075	10,075	10,166	10,201	10,191	10,130	10,180	10,090	10,040	10,080	10,020	9,920	10,000
C000167845
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 24,304	25,258	24,766	25,859	25,667	24,598	24,489	24,213	23,000	23,906	23,150	21,913	21,541	20,719	18,780	19,223	20,527	21,066	20,827	19,666	19,785	19,426	18,983	19,486	18,206	18,767	16,838	15,790	17,707	19,148	17,624	19,088	19,088	20,772	20,657	21,333	23,509	22,894	23,741	22,274	23,545	22,595	21,810	21,252	20,983	20,239	19,842	19,566	19,954	18,919	17,128	17,596	17,891	16,995	16,008	15,510	14,573	13,053	14,400	15,261	15,109	14,681	14,159	13,938	13,757	13,808	13,838	12,935	13,667	13,103	12,834	12,218	11,392	12,245	11,880	13,023	12,975	12,879	12,418	12,475	12,322	12,333	12,476	13,029	12,189	12,101	11,912	11,572	11,336	11,261	10,987	10,968	10,609	10,194	9,967	$ 9,732	$ 9,345	$ 9,208	$ 9,463	$ 9,859	$ 9,764	$ 9,746	$ 9,331	$ 9,529	$ 9,369	$ 9,425
C000167846
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 24,284	25,237	24,745	25,838	25,646	24,577	24,469	24,193	22,981	23,880	23,131	21,926	21,558	20,745	18,830	19,274	20,593	21,152	20,923	19,768	19,895	19,553	19,121	19,641	18,361	18,944	17,004	15,964	17,904	19,362	17,841	19,337	19,350	21,066	20,969	21,663	23,878	23,272	24,147	22,671	23,983	23,032	22,245	21,687	21,436	20,682	20,283	20,024	20,434	19,382	17,553	18,048	18,360	17,456	16,444	15,938	14,991	13,438	14,830	15,729	15,590	15,155	14,623	14,400	14,219	14,294	14,326	13,401	14,177	13,590	13,327	12,695	11,841	12,728	12,362	13,562	13,521	13,430	12,952	13,023	12,871	12,892	13,054	13,630	12,761	12,684	12,484	12,134	11,894	11,833	11,553	11,533	11,163	10,732	10,492	10,262	9,861	9,720	10,000	10,420	10,330	10,320	9,880	10,100	9,930	10,000
C000190736
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 23,381	24,299	23,808	24,858	24,664	23,637	23,523	23,249	22,085	22,946	22,204	21,018	20,664	19,857	18,009	18,417	19,664	20,175	19,937	18,825	18,939	18,587	18,156	18,632	17,408	17,943	16,099	15,087	16,920	18,280	16,830	18,213	18,213	19,813	19,705	20,343	22,409	21,816	22,616	21,212	22,421	21,514	20,754	20,218	19,964	19,243	18,858	18,598	18,964	17,970	16,271	16,703	16,981	16,137	15,186	14,706	13,813	12,380	13,650	14,452	14,319	13,905	13,414	13,197	13,017	13,064	13,093	12,233	12,923	12,392	12,129	11,549	10,762	11,560	11,217	12,299	12,245	12,155	11,713	11,767	11,623	11,624	11,759	12,278	11,481	11,399	11,213	10,895	10,673	10,593	10,337	10,319
C000167847
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 26,344	27,373	26,833	28,017	27,798	26,640	26,511	26,215	24,890	25,873	25,037	23,699	23,300	22,391	20,306	20,766	22,187	22,750	22,494	21,227	21,355	20,971	20,485	21,022	19,641	20,245	18,163	17,021	19,090	20,626	18,989	20,562	20,562	22,369	22,235	22,968	25,288	24,631	25,534	23,948	25,313	24,289	23,430	22,825	22,539	21,735	21,300	21,007	21,420	20,301	18,371	18,870	19,184	18,230	17,156	16,614	15,616	13,985	15,421	16,338	16,176	15,715	15,160	14,915	14,712	14,776	14,797	13,836	14,616	14,005	13,708	13,052	12,163	13,072	12,675	13,909	13,847	13,745	13,246	13,307	13,144	13,145	13,297	13,885	12,983	12,896	12,685	12,325	12,064	11,984	11,693	11,673	11,283	10,842	10,591	10,341	9,930	9,790	10,060	10,470	10,370	10,350	9,910	10,120	9,940	10,000
C000206848
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 13,721	14,098	14,257	15,212	14,973	14,518	14,109	14,336	13,722	14,241	13,832	13,400	13,468	12,708	11,401	11,750	12,606	13,429	13,192	12,910	13,260	12,935	12,440	12,901	11,776	11,890	10,424	9,892	11,086	12,085	11,292	12,498	12,519	13,442	13,649	14,148	15,581	15,125	15,986	15,486	16,411	15,816	15,348	15,550	15,199	14,648	14,364	14,280	14,669	13,692	12,118	12,710	12,891	12,232	11,517	11,097	10,372	9,595	10,966	11,671	11,909	11,465	11,154	10,663	10,333	10,569	10,833	10,257	10,795	10,386	10,264	9,906	9,434
C000206846
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 14,821	15,220	15,391	16,427	16,147	15,671	15,220	15,464	14,782	15,350	14,899	14,436	14,497	13,675	12,267	12,640	13,567	14,446	14,181	13,880	14,241	13,894	13,353	13,846	12,644	12,760	11,174	10,618	11,892	12,957	12,100	13,397	13,420	14,393	14,613	15,145	16,674	16,190	17,106	16,563	17,559	16,914	16,405	16,620	16,235	15,649	15,346	15,246	15,660	14,618	12,933	13,562	13,755	13,044	12,283	11,826	11,055	10,229	11,677	12,426	12,669	12,205	11,864	11,344	10,983	11,234	11,514	10,893	11,464	11,030	10,900	10,510	10,010
C000206847
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,770	15,178	15,336	16,371	16,103	15,616	15,178	15,421	14,740	15,307	14,857	14,395	14,468	13,638	12,231	12,604	13,530	14,408	14,156	13,843	14,216	13,869	13,329	13,821	12,620	12,733	11,159	10,592	11,865	12,930	12,085	13,370	13,393	14,365	14,597	15,118	16,646	16,164	17,081	16,549	17,533	16,900	16,391	16,606	16,221	15,634	15,332	15,231	15,646	14,597	12,922	13,551	13,734	13,033	12,272	11,815	11,044	10,218	11,666	12,415	12,658	12,195	11,854	11,334	10,983	11,224	11,514	10,893	11,464	11,020	10,900	10,510	10,010
C000094872
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 12,662	12,841	13,069	13,900	13,462	13,188	12,759	13,452	12,951	13,346	12,982	12,809	13,346	12,557	11,374	12,225	12,933	13,749	13,211	12,449	13,076	12,843	12,556	12,780	11,221	11,450	9,803	9,133	10,270	11,106	10,772	12,014	11,450	12,190	12,533	13,511	13,344	12,679	13,695	13,235	13,591	13,651	13,947	14,337	13,695	13,365	13,079	12,012	12,272	11,430	9,059	9,302	9,864	9,137	9,033	8,436	8,047	7,225	10,063	11,041	11,794	11,374	11,198	10,601	10,114	10,433	10,694	9,904	11,114	10,349	10,593	10,349	9,484	10,096	10,233	11,380	11,268	11,854	11,525	11,886	12,456	12,207	12,616	13,395	12,504	12,328	12,399	12,288	11,764	11,803	11,263	11,223	11,073	10,604	10,159	10,104	9,651	9,372	9,286	9,114	8,997	8,646	8,013	8,591	8,825	8,703	$ 8,003	$ 8,166	$ 8,920	$ 9,242	$ 9,417	$ 8,587	$ 9,135	$ 10,019	$ 9,905	$ 10,156	$ 10,179	$ 10,015	$ 10,068	$ 9,379	$ 9,424
C000094873
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,651	12,830	13,058	13,888	13,450	13,177	12,748	13,441	12,940	13,335	12,971	12,798	13,335	12,546	11,364	12,215	12,922	13,737	13,200	12,439	13,065	12,832	12,545	12,769	11,208	11,435	9,809	9,141	10,288	11,128	10,794	12,049	11,489	12,239	12,600	13,594	13,422	12,760	13,803	13,335	13,713	13,776	14,081	14,494	13,847	13,524	13,245	12,177	12,437	11,593	9,196	9,447	10,022	9,294	9,187	8,594	8,199	7,364	10,264	11,270	12,042	11,625	11,450	10,844	10,361	10,686	10,967	10,159	11,406	10,633	10,888	10,642	9,755	10,395	10,547	11,733	11,623	12,233	11,911	12,284	12,886	12,631	13,063	13,885	12,962	12,789	12,873	12,764	12,224	12,283	11,727	11,685	11,541	11,061	10,597	10,547	10,083	9,791	9,708	9,541	9,424	9,056	8,396	9,014	9,265	9,142	8,410	8,585	9,392	9,738	9,919	9,056	9,639	10,575	10,469	10,740	10,764	10,596	10,661	9,943	10,000
C000190734
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,688	11,846	12,057	12,825	12,420	12,158	11,753	12,394	11,930	12,288	11,959	11,791	12,280	11,549	10,459	11,235	11,896	12,631	12,144	11,434	12,004	11,788	11,532	11,731	10,293	10,504	8,998	8,375	9,419	10,180	9,872	11,005	10,487	11,159	11,475	12,373	12,203	11,599	12,529	12,100	12,426	12,473	12,736	13,093	12,505	12,195	11,941	10,964	11,194	10,417	8,260	8,473	8,987	8,323	8,228	7,683	7,327	6,568	9,153	10,038	10,718	10,341	10,173	9,623	9,187	9,470	9,707	8,989	10,081	9,386	9,607	9,378	8,592	9,143	9,273	10,303	10,202	10,724	10,434	10,753	11,267	11,035	11,405	12,101	11,296	11,130	11,187	11,087	10,608	10,644	10,150	10,114
C000190735
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,693	13,889	14,137	15,027	14,552	14,255	13,780	14,533	13,988	14,408	14,022	13,824	14,398	13,547	12,267	13,179	13,945	14,818	14,236	13,412	14,081	13,828	13,527	13,760	12,073	12,318	10,550	9,827	11,044	11,937	11,576	12,916	12,299	13,097	13,468	14,513	14,323	13,611	14,704	14,199	14,582	14,638	14,956	15,376	14,685	14,320	14,012	12,873	13,144	12,238	9,701	9,952	10,556	9,775	9,655	9,023	8,605	7,722	10,751	11,801	12,600	12,149	11,961	11,314	10,801	11,134	11,413	10,568	11,853	11,035	11,296	11,026	10,110	10,753	10,907	12,120	12,000	12,615	12,273	12,649	13,255	12,982	13,418	14,246	13,290	13,098	13,173	13,055	12,491	12,541	11,960	11,909	11,749	11,252	10,780	10,721	10,240	9,944	9,853	9,671	9,547	9,174	8,503	9,116	9,364	9,234	8,492	8,665	9,465	9,807	9,992	9,111	9,693	10,631	10,510	10,777	10,801	10,627	10,683	9,952	10,000
C000018161
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 35,131	36,171	33,230	32,825	32,290	31,908	31,144	30,159	29,425	31,108	29,970	28,328	28,053	26,469	23,959	24,836	26,286	26,837	25,409	23,924	23,358	23,045	22,417	23,059	20,476	21,909	20,518	18,901	20,919	21,420	19,534	22,009	21,777	24,630	24,353	25,057	25,967	25,256	26,181	24,971	26,097	25,245	25,010	24,679	24,186	22,924	21,973	20,623	21,087	20,220	18,056	18,280	19,141	17,765	16,982	16,568	15,678	13,859	16,038	17,088	17,272	16,736	15,926	15,476	15,323	15,957	15,861	14,754	16,023	15,113	15,002	14,590	13,182	14,564	14,131	15,454	15,520	15,048	14,662	14,638	14,186	14,190	14,648	15,237	14,095	13,948	13,682	13,334	13,019	12,953	12,627	12,457	12,057	11,832	11,718	11,338	11,161	11,085	10,815	11,019	10,873	10,713	10,107	10,297	10,034	9,891	9,193	9,327	9,978	10,204	10,085	9,170	9,445	10,068	9,699	9,883	9,828	9,646	9,828	9,154	9,426
C000018163
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,111	36,149	33,210	32,805	32,271	31,889	31,126	30,141	29,408	31,090	29,952	28,311	28,037	26,454	23,945	24,821	26,270	26,821	25,394	23,910	23,344	23,031	22,404	23,045	20,453	21,896	20,520	18,924	20,948	21,468	19,599	22,091	21,870	24,743	24,492	25,211	26,145	25,437	26,387	25,187	26,335	25,489	25,270	24,957	24,467	23,211	22,263	20,905	21,384	20,518	18,332	18,576	19,466	18,079	17,287	16,871	15,982	14,137	16,373	17,449	17,651	17,113	16,295	15,844	15,698	16,357	16,267	15,143	16,454	15,532	15,426	15,014	13,571	15,004	14,565	15,936	16,018	15,543	15,151	15,139	14,682	14,689	15,172	15,797	14,620	14,478	14,211	13,858	13,537	13,477	13,145	12,976	12,568	12,340	12,232	11,842	11,664	11,591	11,317	11,537	11,392	11,232	10,599	10,808	10,540	10,395	9,670	9,813	10,506	10,751	10,631	9,672	9,968	10,636	10,249	10,450	10,400	10,212	10,415	9,704	10,000
C000190732
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 29,779	30,651	28,149	27,798	27,345	27,014	26,362	25,515	24,887	26,310	25,336	23,944	23,710	22,361	20,236	20,973	22,191	22,654	21,436	20,181	19,695	19,428	18,893	19,433	17,251	18,448	17,276	15,909	17,600	18,020	16,432	18,506	18,306	20,698	20,460	21,048	21,805	21,201	21,973	20,954	21,893	21,175	20,970	20,688	20,266	19,209	18,404	17,268	17,652	16,923	15,106	15,292	16,009	14,856	14,196	13,844	13,099	11,573	13,391	14,263	14,412	13,963	13,281	12,905	12,772	13,297	13,216	12,290	13,340	12,581	12,484	12,137	10,965	12,109	11,746	12,840	12,890	12,496	12,173	12,150	11,771	11,766	12,144	12,629	11,678	11,552	11,329	11,037	10,774	10,712	10,439	10,298
C000018164
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 38,204	39,321	36,117	35,672	35,089	34,662	33,828	32,750	31,941	33,767	32,520	30,733	30,432	28,704	25,977	26,927	28,491	29,087	27,523	25,912	25,293	24,955	24,265	24,961	22,156	23,700	22,195	20,437	22,612	23,148	21,112	23,780	23,523	26,600	26,299	27,052	28,028	27,255	28,249	26,936	28,146	27,220	26,961	26,598	26,059	24,701	23,669	22,205	22,699	21,765	19,433	19,673	20,593	19,110	18,260	17,811	16,852	14,893	17,235	18,356	18,551	17,973	17,097	16,612	16,445	17,121	17,014	15,824	17,177	16,202	16,078	15,635	14,122	15,600	15,132	16,544	16,612	16,108	15,687	15,662	15,175	15,172	15,660	16,290	15,063	14,901	14,616	14,242	13,902	13,827	13,477	13,291	12,862	12,623	12,496	12,092	11,897	11,813	11,525	11,739	11,580	11,410	10,760	10,963	10,679	10,527	9,781	9,922	10,611	10,848	10,718	9,746	10,034	10,695	10,300	10,494	10,433	10,237	10,430	9,711	10,000
C000018172
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 21,243	23,223	21,173	21,709	21,806	22,193	20,754	21,001	20,153	21,527	20,550	19,830	20,271	18,210	16,701	17,718	18,895	19,163	18,606	16,797	17,054	17,482	17,836	17,793	16,240	17,356	16,467	15,040	16,426	17,139	15,733	17,098	16,570	17,689	17,487	17,082	18,084	17,030	17,146	16,406	16,630	16,298	16,714	16,913	16,389	15,574	15,158	13,877	13,885	12,802	10,939	10,856	11,272	10,756	10,390	10,498	9,924	8,937	11,190	12,469	12,749	12,474	12,302	12,294	11,966	12,351	12,097	11,433	12,245	11,768	12,022	11,301	10,227	11,625	11,341	12,525	12,809	12,406	12,161	12,227	11,804	11,759	11,740	12,234	12,010	12,079	11,783	11,611	10,983	11,173	11,143	11,066	11,220	11,352	11,471	11,317	11,300	11,073	9,966	10,322	10,258	10,112	9,755	9,852	9,599	9,414	8,810	8,683	9,398	9,800	9,648	9,250	9,791	10,212	10,194	10,027	9,828	10,005	9,854	9,055	9,425
C000018174
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,221	23,198	21,150	21,686	21,783	22,169	20,732	20,978	20,131	21,504	20,528	19,809	20,249	18,191	16,683	17,699	18,875	19,143	18,587	16,779	17,036	17,464	17,817	17,774	16,211	17,349	16,459	15,041	16,459	17,182	15,764	17,154	16,626	17,771	17,561	17,167	18,217	17,144	17,279	16,536	16,772	16,452	16,890	17,093	16,587	15,760	15,355	14,056	14,073	12,993	11,103	11,035	11,457	10,934	10,580	10,681	10,107	9,117	11,409	12,738	13,020	12,747	12,582	12,582	12,253	12,665	12,401	11,727	12,566	12,087	12,366	11,627	10,527	11,967	11,687	12,908	13,222	12,807	12,572	12,650	12,213	12,171	12,171	12,684	12,459	12,542	12,241	12,071	11,421	11,628	11,610	11,525	11,704	11,846	11,980	11,819	11,810	11,584	10,425	10,811	10,746	10,606	10,236	10,343	10,080	9,898	9,267	9,139	9,898	10,326	10,174	9,756	10,333	10,791	10,778	10,605	10,406	10,599	10,443	9,603	10,000
C000190733
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 19,394	21,196	19,318	19,803	19,895	20,234	18,923	19,143	18,364	19,611	18,722	18,053	18,456	16,579	15,202	16,114	17,181	17,418	16,908	15,257	15,485	15,877	16,187	16,160	14,737	15,754	14,943	13,639	14,891	15,543	14,256	15,490	15,005	16,020	15,830	15,459	16,365	15,408	15,508	14,836	15,029	14,729	15,101	15,272	14,800	14,064	13,678	12,520	12,527	11,545	9,855	9,784	10,155	9,691	9,356	9,449	8,928	8,039	10,063	11,217	11,464	11,213	11,052	11,045	10,744	11,094	10,863	10,260	10,989	10,553	10,778	10,126	9,166	10,409	10,153	11,206	11,457	11,092	10,876	10,927	10,546	10,501	10,485	10,922	10,717	10,777	10,512	10,353	9,790	9,954	9,923	9,852
C000069268
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 23,110	25,259	23,016	23,607	23,706	24,110	22,546	22,809	21,890	23,377	22,316	21,518	21,999	19,763	18,119	19,219	20,482	20,776	20,166	18,195	18,468	18,936	19,306	19,273	17,586	18,785	17,827	16,270	17,764	18,543	17,017	18,479	17,911	19,112	18,886	18,442	19,535	18,391	18,510	17,707	17,938	17,579	18,023	18,237	17,673	16,785	16,332	14,948	14,957	13,790	11,770	11,685	12,128	11,574	11,173	11,284	10,670	9,608	12,027	13,406	13,693	13,398	13,205	13,196	12,836	13,255	12,978	12,265	13,129	12,616	12,893	12,105	10,965	12,452	12,152	13,414	13,714	13,278	13,018	13,086	12,629	12,576	12,557	13,080	12,842	12,908	12,595	12,405	11,731	11,933	11,902	11,810	11,976	12,112	12,236	12,070	12,047	11,802	10,622	11,002	10,929	10,773	10,392	10,493	10,219	10,022	9,374	9,237	9,995	10,423	10,260	9,832	10,404	10,855	10,831	10,648	10,437	10,625	10,459	9,612	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,105	10,327	10,292	10,649	10,471	10,229	9,954	9,940	9,811	10,065	10,010	10,137	10,279	9,869	9,395	9,509	9,795	9,931	9,863	9,863	10,060	10,016	9,709	10,043	9,723	9,671	9,236	9,300	9,804	10,207	9,994	10,326	10,298	10,895	11,237	11,372	11,610	11,626	11,660	11,688	11,900	11,950	11,793	11,898	11,787	11,640	11,868	12,076	12,183	12,022	11,807	11,796	11,838	11,857	11,490	11,389	11,339	11,121	11,376	11,300	11,157	11,093	11,177	11,103	11,217	10,994	11,025	10,785	10,641	10,673	10,541	10,602	10,443	10,236	10,204	10,319	10,409	10,398	10,416	10,462	10,542	10,714	10,601	10,696	10,570	10,533	10,418	10,457	10,552	10,449	10,276	10,285	10,128	10,015	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,105	10,327	10,292	10,649	10,471	10,229	9,954	9,940	9,811	10,065	10,010	10,137	10,279	9,869	9,395	9,509	9,795	9,931	9,863	9,863	10,060	10,016	9,709	10,043	9,723	9,671	9,236	9,300	9,804	10,207	9,994	10,326	10,298	10,895	11,237	11,372	11,610	11,626	11,660	11,688	11,900	11,950	11,793	11,898	11,787	11,640	11,868	12,076	12,183	12,022	11,807	11,796	11,838	11,857	11,490	11,389	11,339	11,121	11,376	11,300	11,157	11,093	11,177	11,103	11,217	10,994	11,025	10,785	10,641	10,673	10,541	10,602	10,443	10,236	10,204	10,319	10,409	10,398	10,416	10,462	10,542	10,714	10,601	10,696	10,570	10,533	10,418	10,457	10,552	10,449	10,276	10,285	10,128	10,015	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,105	10,327	10,292	10,649	10,471	10,229	9,954	9,940	9,811	10,065	10,010	10,137	10,279	9,869	9,395	9,509	9,795	9,931	9,863	9,863	10,060	10,016	9,709	10,043	9,723	9,671	9,236	9,300	9,804	10,207	9,994	10,326	10,298	10,895	11,237	11,372	11,610	11,626	11,660	11,688	11,900	11,950	11,793	11,898	11,787	11,640	11,868	12,076	12,183	12,022	11,807	11,796	11,838	11,857	11,490	11,389	11,339	11,121	11,376	11,300	11,157	11,093	11,177	11,103	11,217	10,994	11,025	10,785	10,641	10,673	10,541	10,602	10,443	10,236	10,204	10,319	10,409	10,398	10,416	10,462	10,542	10,714	10,601	10,696	10,570	10,533	10,418	10,457	10,552	10,449	10,276	10,285	10,128	10,015	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 28,162	28,850	27,250	27,500	26,925	26,287	25,971	25,071	23,887	24,904	24,128	22,905	22,526	21,547	19,744	20,168	21,178	21,521	20,851	19,558	19,474	19,174	18,495	18,958	17,837	18,928	17,926	16,583	18,266	19,042	17,435	19,003	18,968	20,780	20,036	20,655	21,782	20,848	20,993	19,619	20,576	19,969	19,505	19,060	18,928	17,969	17,215	16,753	16,924	16,297	14,689	15,091	15,687	14,635	13,854	13,584	12,966	11,493	13,112	14,288	14,294	13,875	13,389	13,105	12,865	13,072	12,887	12,038	12,855	12,355	12,119	11,742	10,871	11,950	11,711	12,571	12,500	12,105	11,671	11,599	11,327	11,283	11,578	12,021	11,370	11,245	10,910	10,661	10,446	10,414	10,204	10,141
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,934	27,783	26,050	26,243	25,711	25,163	24,704	23,962	22,881	23,934	23,186	21,996	21,755	20,659	18,897	19,411	20,382	20,783	20,064	18,782	18,709	18,512	18,030	18,461	17,272	18,346	17,436	16,114	17,761	18,450	16,867	18,407	18,432	20,249	19,613	20,120	21,377	20,568	20,885	19,563	20,482	19,914	19,582	19,111	19,024	18,092	17,466	16,936	17,012	16,280	14,514	14,834	15,395	14,355	13,583	13,280	12,606	11,131	12,906	14,057	14,073	13,678	13,177	12,899	12,677	12,940	12,751	11,914	12,738	12,249	12,073	11,663	10,741	11,843	11,611	12,533	12,513	12,088	11,700	11,624	11,305	11,262	11,493	11,932	11,335	11,223	10,892	10,659	10,406	10,386	10,194	10,102
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Account Value	$ 11,344	11,458	11,249	11,344	11,204	11,123	10,886	10,826	10,770	10,928	10,788	10,887	10,925	10,520	10,171	10,170	10,359	10,341	10,299	10,308	10,312	10,267	10,054	10,263	9,972	10,278	9,925	9,935	10,366	10,872	10,398	10,691	10,828	11,233	11,524	11,806	12,016	12,132	11,991	12,055	12,200	12,248	12,037	11,972	11,967	11,990	12,021	12,244	12,298	12,265	12,192	12,125	12,027	12,093	11,922	11,771	11,743	11,460	11,929	11,801	11,529	11,596	11,613	11,675	11,757	11,494	11,327	11,095	10,961	10,923	10,694	10,648	10,515	10,404	10,372	10,372	10,422	10,368	10,362	10,322	10,271	10,293	10,217	10,217	10,302	10,316	10,295	10,216	10,266	10,153	10,103	10,149	10,076	9,984	10,000
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Account Value	$ 11,344	11,458	11,249	11,344	11,204	11,123	10,886	10,826	10,770	10,928	10,788	10,887	10,925	10,520	10,171	10,170	10,359	10,341	10,299	10,308	10,312	10,267	10,054	10,263	9,972	10,278	9,925	9,935	10,366	10,872	10,398	10,691	10,828	11,233	11,524	11,806	12,016	12,132	11,991	12,055	12,200	12,248	12,037	11,972	11,967	11,990	12,021	12,244	12,298	12,265	12,192	12,125	12,027	12,093	11,922	11,771	11,743	11,460	11,929	11,801	11,529	11,596	11,613	11,675	11,757	11,494	11,327	11,095	10,961	10,923	10,694	10,648	10,515	10,404	10,372	10,372	10,422	10,368	10,362	10,322	10,271	10,293	10,217	10,217	10,302	10,316	10,295	10,216	10,266	10,153	10,103	10,149	10,076	9,984	10,000
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Account Value	$ 11,344	11,458	11,249	11,344	11,204	11,123	10,886	10,826	10,770	10,928	10,788	10,887	10,925	10,520	10,171	10,170	10,359	10,341	10,299	10,308	10,312	10,267	10,054	10,263	9,972	10,278	9,925	9,935	10,366	10,872	10,398	10,691	10,828	11,233	11,524	11,806	12,016	12,132	11,991	12,055	12,200	12,248	12,037	11,972	11,967	11,990	12,021	12,244	12,298	12,265	12,192	12,125	12,027	12,093	11,922	11,771	11,743	11,460	11,929	11,801	11,529	11,596	11,613	11,675	11,757	11,494	11,327	11,095	10,961	10,923	10,694	10,648	10,515	10,404	10,372	10,372	10,422	10,368	10,362	10,322	10,271	10,293	10,217	10,217	10,302	10,316	10,295	10,216	10,266	10,153	10,103	10,149	10,076	9,984	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,710	25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,710	25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 21,150	21,662	20,881	21,361	20,876	20,359	20,036	19,599	18,834	19,477	18,884	18,107	18,001	17,176	15,725	16,212	16,912	17,398	16,784	15,863	16,034	15,807	15,334	15,787	14,731	15,334	14,231	13,421	14,841	15,409	14,403	15,729	15,710	17,077	16,715	17,158	18,045	17,351	17,779	16,915	17,644	17,213	17,096	16,873	16,615	15,919	15,504	15,153	15,223	14,547	12,951	13,274	13,716	12,925	12,276	11,895	11,400	10,297	11,904	12,950	13,094	12,649	12,347	12,018	11,771	12,057	12,022	11,283	11,994	11,603	11,458	11,160	10,343	11,127	10,967	11,855	11,804	11,712	11,369	11,431	11,416	11,308	11,556	12,062	11,418	11,237	11,024	10,799	10,595	10,554	10,267	10,221
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,710	25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
NATIXIS INDEX: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 15,668	16,032	16,124	17,051	16,895	16,363	15,896	16,157	15,555	15,964	15,455	15,177	15,091	14,329	13,112	13,666	14,150	14,713	14,252	13,632	14,234	13,843	13,509	13,796	12,763	12,753	11,462	10,877	11,999	12,598	12,000	13,227	13,129	14,037	13,947	14,198	14,919	14,192	14,885	14,528	14,962	14,703	14,593	14,759	14,293	13,875	13,563	13,266	13,409	12,813	11,093	11,555	11,863	11,283	11,026	10,663	10,218	9,598	11,076	12,177	12,437	12,045	11,911	11,498	11,178	11,475	11,622	10,971	11,525	11,210	11,140	10,863	10,193
NATIXIS INDEX: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 15,668	16,032	16,124	17,051	16,895	16,363	15,896	16,157	15,555	15,964	15,455	15,177	15,091	14,329	13,112	13,666	14,150	14,713	14,252	13,632	14,234	13,843	13,509	13,796	12,763	12,753	11,462	10,877	11,999	12,598	12,000	13,227	13,129	14,037	13,947	14,198	14,919	14,192	14,885	14,528	14,962	14,703	14,593	14,759	14,293	13,875	13,563	13,266	13,409	12,813	11,093	11,555	11,863	11,283	11,026	10,663	10,218	9,598	11,076	12,177	12,437	12,045	11,911	11,498	11,178	11,475	11,622	10,971	11,525	11,210	11,140	10,863	10,193
NATIXIS INDEX: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 15,668	16,032	16,124	17,051	16,895	16,363	15,896	16,157	15,555	15,964	15,455	15,177	15,091	14,329	13,112	13,666	14,150	14,713	14,252	13,632	14,234	13,843	13,509	13,796	12,763	12,753	11,462	10,877	11,999	12,598	12,000	13,227	13,129	14,037	13,947	14,198	14,919	14,192	14,885	14,528	14,962	14,703	14,593	14,759	14,293	13,875	13,563	13,266	13,409	12,813	11,093	11,555	11,863	11,283	11,026	10,663	10,218	9,598	11,076	12,177	12,437	12,045	11,911	11,498	11,178	11,475	11,622	10,971	11,525	11,210	11,140	10,863	10,193
NATIXIS INDEX: MSCI World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,379	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,666	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
NATIXIS INDEX: MSCI World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,379	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,666	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
NATIXIS INDEX: MSCI World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Account Value	$ 14,719	15,010	15,148	15,929	15,511	15,082	14,741	14,755	14,338	14,601	14,158	13,808	13,947	13,280	12,183	12,707	13,122	13,743	13,206	12,639	13,115	12,891	12,584	13,042	12,063	12,154	10,871	10,555	11,727	12,117	11,716	12,819	12,727	13,580	13,558	13,832	14,362	13,792	14,442	14,105	14,572	14,300	14,540	14,634	14,190	13,785	13,613	13,348	13,319	12,636	11,138	11,383	11,670	11,191	10,713	10,250	9,925	9,226	10,788	11,714	12,037	11,538	11,437	11,051	10,774	11,117	11,253	10,614	11,216	10,928	10,863	10,655	9,906	10,376	10,279	11,189	11,138	11,376	11,110	11,323	11,591	11,409	11,613	12,188	11,545	11,293	11,202	10,995	10,794	10,738	10,357	10,324
NATIXIS INDEX: MSCI World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,379	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,666	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
NATIXIS INDEX: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,737	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
NATIXIS INDEX: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,737	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
NATIXIS INDEX: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,698	28,492	26,769	26,957	26,393	25,782	25,412	24,598	23,492	24,536	23,774	22,556	22,245	21,199	19,388	19,868	20,848	21,219	20,514	19,216	19,127	18,893	18,313	18,760	17,581	18,667	17,709	16,394	18,065	18,787	17,186	18,757	18,785	20,624	19,951	20,514	21,739	20,893	21,177	19,803	20,756	20,173	19,762	19,279	19,188	18,208	17,544	17,050	17,191	16,494	14,756	15,121	15,695	14,621	13,813	13,514	12,836	11,338	13,065	14,227	14,212	13,813	13,310	13,034	12,812	13,051	12,851	12,008	12,825	12,328	12,117	11,720	10,814	11,897	11,660	12,548	12,500	12,084	11,681	11,606	11,317	11,279	11,541	11,980	11,357	11,232	10,899	10,655	10,433	10,400	10,198	10,128
NATIXIS INDEX: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,737	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 19,934	21,746	19,833	20,148	20,135	20,520	18,291	18,605	17,774	18,983	18,186	17,610	18,448	16,406	15,051	16,006	16,885	17,739	16,494	15,280	15,587	15,986	17,220	17,627	16,091	17,221	16,711	14,842	16,526	17,066	15,559	17,265	16,940	18,365	18,013	17,719	18,816	18,079	18,719	18,031	18,400	17,920	18,585	18,698	18,134	17,775	16,892	15,441	14,669	13,593	11,393	11,000	11,536	10,947	10,726	10,424	10,133	9,020	11,975	13,263	14,020	13,545	13,236	12,923	12,291	13,018	12,997	12,219	13,306	12,821	13,201	12,707	11,455	13,029	12,823	14,084	14,442	14,106	13,861	13,778	13,020	12,799	12,642	13,308	13,146	13,272	12,899	12,882	12,030	12,333	12,256	11,842	12,222	12,174	12,278	12,103	12,190	11,707	10,335	10,686	10,603	10,346	9,816	9,786	9,610	9,411	8,690	8,632	9,253	9,768	9,498	8,994	9,317	9,798	10,076	10,063	9,980	10,198	10,029	9,584	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 19,934	21,746	19,833	20,148	20,135	20,520	18,291	18,605	17,774	18,983	18,186	17,610	18,448	16,406	15,051	16,006	16,885	17,739	16,494	15,280	15,587	15,986	17,220	17,627	16,091	17,221	16,711	14,842	16,526	17,066	15,559	17,265	16,940	18,365	18,013	17,719	18,816	18,079	18,719	18,031	18,400	17,920	18,585	18,698	18,134	17,775	16,892	15,441	14,669	13,593	11,393	11,000	11,536	10,947	10,726	10,424	10,133	9,020	11,975	13,263	14,020	13,545	13,236	12,923	12,291	13,018	12,997	12,219	13,306	12,821	13,201	12,707	11,455	13,029	12,823	14,084	14,442	14,106	13,861	13,778	13,020	12,799	12,642	13,308	13,146	13,272	12,899	12,882	12,030	12,333	12,256	11,842	12,222	12,174	12,278	12,103	12,190	11,707	10,335	10,686	10,603	10,346	9,816	9,786	9,610	9,411	8,690	8,632	9,253	9,768	9,498	8,994	9,317	9,798	10,076	10,063	9,980	10,198	10,029	9,584	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 16,310	17,792	16,227	16,485	16,474	16,789	14,966	15,222	14,542	15,532	14,880	14,408	15,094	13,423	12,315	13,096	13,815	14,514	13,495	12,502	12,753	13,079	14,089	14,422	13,166	14,090	13,672	12,144	13,521	13,963	12,730	14,126	13,860	15,026	14,738	14,498	15,395	14,792	15,315	14,753	15,054	14,662	15,206	15,299	14,837	14,543	13,821	12,634	12,002	11,121	9,322	9,000	9,439	8,956	8,775	8,528	8,291	7,380	9,797	10,852	11,471	11,083	10,829	10,573	10,057	10,651	10,634	9,997	10,886	10,490	10,801	10,397	9,372	10,660	10,491	11,523	11,816	11,541	11,341	11,273	10,653	10,472	10,344	10,888	10,755	10,859	10,554	10,540	9,843	10,091	10,028	9,689
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 19,934	$ 21,746	$ 19,833	$ 20,148	$ 20,135	$ 20,520	$ 18,291	$ 18,605	$ 17,774	$ 18,983	$ 18,186	$ 17,610	$ 18,448	$ 16,406	$ 15,051	$ 16,006	$ 16,885	$ 17,739	$ 16,494	$ 15,280	$ 15,587	$ 15,986	$ 17,220	$ 17,627	$ 16,091	$ 17,221	$ 16,711	$ 14,842	$ 16,526	$ 17,066	$ 15,559	$ 17,265	$ 16,940	$ 18,365	$ 18,013	$ 17,719	$ 18,816	$ 18,079	$ 18,719	$ 18,031	$ 18,400	$ 17,920	$ 18,585	$ 18,698	$ 18,134	$ 17,775	$ 16,892	$ 15,441	$ 14,669	$ 13,593	$ 11,393	$ 11,000	$ 11,536	$ 10,947	$ 10,726	$ 10,424	$ 10,133	$ 9,020	$ 11,975	$ 13,263	$ 14,020	$ 13,545	$ 13,236	$ 12,923	$ 12,291	$ 13,018	$ 12,997	$ 12,219	$ 13,306	$ 12,821	$ 13,201	$ 12,707	$ 11,455	$ 13,029	$ 12,823	$ 14,084	$ 14,442	$ 14,106	$ 13,861	$ 13,778	$ 13,020	$ 12,799	$ 12,642	$ 13,308	$ 13,146	$ 13,272	$ 12,899	$ 12,882	$ 12,030	$ 12,333	$ 12,256	$ 11,842	$ 12,222	$ 12,174	$ 12,278	$ 12,103	$ 12,190	$ 11,707	$ 10,335	$ 10,686	$ 10,603	$ 10,346	$ 9,816	$ 9,786	$ 9,610	$ 9,411	$ 8,690	$ 8,632	$ 9,253	$ 9,768	$ 9,498	$ 8,994	$ 9,317	$ 9,798	$ 10,076	$ 10,063	$ 9,980	$ 10,198	$ 10,029	$ 9,584	$ 10,000